Right of use assets - Summary of Disclosure of Detailed Information About Right of Use Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	£ 687
Depreciation	(190)	£ (176)	£ (179)
Net book value, end of the year	937	687
Right-of-use assets
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	687	740
Exchange adjustments	(36)	55
Additions through business combinations	1	53
Other additions	499	233
Depreciation	(190)	(192)
Transfer to assets held for sale/distribution	0	(127)
Disposals	(20)	(36)
Impairments	(10)	(39)
Reclassifications	6
Net book value, end of the year	937	687	740
Land and buildings | Right-of-use assets
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	561	633
Exchange adjustments	(30)	47
Additions through business combinations	1	53
Other additions	355	140
Depreciation	(121)	(131)
Transfer to assets held for sale/distribution	0	(115)
Disposals	(11)	(27)
Impairments	(10)	(39)
Reclassifications	6
Net book value, end of the year	751	561	633
Plant and equipment | Right-of-use assets
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	6	9
Exchange adjustments	0	0
Additions through business combinations	0	0
Other additions	0	2
Depreciation	(2)	(3)
Transfer to assets held for sale/distribution	0	(1)
Disposals	0	(1)
Impairments	0	0
Reclassifications	0
Net book value, end of the year	4	6	9
Vehicles | Right-of-use assets
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	120	98
Exchange adjustments	(6)	8
Additions through business combinations	0	0
Other additions	144	91
Depreciation	(67)	(58)
Transfer to assets held for sale/distribution	0	(11)
Disposals	(9)	(8)
Impairments	0	0
Reclassifications	0
Net book value, end of the year	£ 182	£ 120	£ 98